FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Financial Investments Abstract
Schedule of financial investment

				Consolidated
	Current		Non-current
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Investments(1)	261,673	478,253	15,148
Usiminas shares(2)	2,383,059	3,305,109
Bonds (3)			132,523	123,409
	2,644,732	3,783,362	147,671	123,409
(1)	These are restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.

(2)	Part of the shares guarantees a portion of the Company's debt.

(3)	Bonds with Fibra bank due in February 2028 (see note 23.b).